SUBSEQUENT EVENTS (Narrative) (Details) - Subsequent Event - USD ($) $ in Thousands		3 Months Ended
	Feb. 25, 2021	Mar. 31, 2021
Israel Tax Authority
Subsequent Event [Line Items]
Order of Final Assessment for the 2014 tax year	$ 16,000
2017 Exchangeable Notes | Forecast
Subsequent Event [Line Items]
Aggregated principal amount		$ 82,819